UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00515

The Wall Street Fund, Inc.
(Exact name of registrant as specified in charter)

441 Lexington Avenue
New York, NY  10017
(Address of principal executive offices) (Zip code)

Robert P. Morse, President
The Wall Street Fund, Inc.
441 Lexington Avenue
New York, NY  10017
(Name and address of agent for service)

(212) 856-8250 or (800) 443-4693
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2007

Date of reporting period:  June 30, 2007

Item 1. Report to Stockholders.

SEMI-ANNUAL REPORT
June 30, 2007

A diversified mutual fund that
invests in common stocks of
growth-oriented companies.

THE WALL STREET FUND, INC.
SHAREHOLDER LETTER

Dear Shareholders,

We are pleased to report your fund returned +11.16% for the first six months of the year.  This compares favorably to the major growth indices returns.  The Russell 1000 Growth was +8.13% and the Russell 3000 Growth was +8.22% for the same period.

Looking forward, we expect continued corporate earnings growth will be more powerful than the change in interest rates which should be contained in a modest rising rate structure.  The extremely disciplined Federal Reserve, under the leadership of Chairman Ben Bernanke, has been increasing the monetary base at a benign rate of approximately 3% per annum for some time and we expect this to continue for the foreseeable future as inflationary pressures remain modest and the economy achieves its long term growth rate of a 3 to 3.5% annual improvement in GDP.

The success we have enjoyed has been contributed to, within a broadly diversified portfolio, by our selection of superior performing equities.  Specifically in our five largest investments, the year to date returns have been as follows:  American Movil +36.95%; Google +13.66%; Apple Computer +44.66%; Goldman Sachs +9.09%; and MEMC Electronics +62.65%.

We expect to see continued strength in the second half of the year, especially in the industrial area as well as selected technology beneficiaries. The global demand from infrastructure building will benefit companies such as Caterpillar, Inc. and improved capital spending demand for productivity enhancement in the areas of software and semi-conductors will have a favorable impact on SAP, Microsoft and Texas Instruments.

Continued growth of the service economy should also be positive for portfolio investment in the health care, food service, and selected retailers.  The obvious issues of limited credit in the sub- prime lending area should not interfere with overall growth as it is contained to a limited sub-sector and may actually be healthy for the economy in the longer term as it limits speculation in housing.  Excessive leverage, not just in housing, but in other areas of financial engineering is risky and should be tempered.  Correcting this excessive leverage may cause some short term volatility.

With the unemployment rate in the 4.5% area it is difficult to be pessimistic about economic activity.  All in all, continued skepticism in the media and the markets tends to keep equity investments that provide superior growth in earnings and cash flow attractive, and sound returns for the foreseeable future are very likely.

July 17, 2007

Sincerely,
Robert P. Morse
President

THE WALL STREET FUND, INC.
SCHEDULE OF INVESTMENTS
June 30, 2007 (Unaudited)

	Shares	Value
COMMON STOCKS – 97.5%
Aerospace – 0.7
Lockheed Martin Corp.	1,500	$141,195
Banks – 1.4%
HSBC Holdings PLC – ADR	1,500	137,655
US Bancorp	4,000	131,800
		269,455
Beverages – 1.8%
The Coca-Cola Co.	2,000	104,620
Hansen Natural Corp. (a)	2,500	107,450
PepsiCo, Inc.	2,000	129,700
		341,770
Biotechnology – 5.4%
Biogen Idec, Inc. (a)	2,000	107,000
Celgene Corp. (a)	2,500	143,325
Genentech, Inc. (a)	2,000	151,320
Genzyme Corp. (a)	3,000	193,200
Gilead Sciences, Inc. (a)	8,000	310,160
Lifecell Corp. (a)	4,000	122,160
		1,027,165
Chemicals – 2.7%
Air Products & Chemicals, Inc.	2,000	160,740
The Dow Chemical Co.	4,000	176,880
Sigma-Aldrich Corp.	4,000	170,680
		508,300
Computers & Peripherals – 0.9%
Hewlett-Packard Co.	1,000	44,620
SanDisk Corp. (a)	2,500	122,350
		166,970
Construction & Engineering – 0.8%
Fluor Corp.	1,400	155,918
Diversified – 1.5%
3M Co.	2,200	190,938
United Technologies Corp.	1,200	85,116
		276,054
Drugs – 2.0%
Bristol-Myers Squibb Co.	2,000	63,120
Merck & Co., Inc.	4,500	224,100
Schering Plough Corp.	3,000	91,320
		378,540
Electrical Equipment – 0.6%
General Electric Co.	3,000	114,840
Electronic Equipment & Instruments – 0.5%
Anixter International, Inc. (a)	1,200	90,252
Energy – 6.8%
Apache Corp.	2,000	163,180
Canadian Superior
Energy, Inc. (a)(b)	40,000	132,000
Chevron Corp.	2,500	210,600
ConocoPhillips	2,000	157,000
Devon Energy Corp.	3,000	234,870
Sunoco, Inc.	2,000	159,360
Valero Energy Corp.	3,000	221,580
		1,278,590
Energy Equipment & Services – 1.5%
BJ Services Co.	3,000	85,320
Patterson-UTI Energy, Inc.	3,000	78,630
Schlumberger Ltd.	1,400	118,916
		282,866
Financial Services – 5.9%
American Express Co.	3,500	214,130
CIT Group, Inc.	3,000	164,490
Fannie Mae	2,000	130,660
The Goldman Sachs Group, Inc.	2,300	498,525
Morgan Stanley	1,400	117,432
		1,125,237
Food & Staples Retailing – 1.4%
The Kroger Co.	5,000	140,650
Walgreen Co.	3,000	130,620
		271,270
Food Service – 1.5%
Darden Restaurants, Inc.	3,500	153,965
McDonald’s Corp.	2,700	137,052
		291,017
Health Care – 2.2%
Aetna, Inc.	1,400	69,160
Johnson & Johnson	3,000	184,860
UnitedHealth Group, Inc.	3,000	153,420
		407,440

The accompanying notes are an integral part of these financial statements.

THE WALL STREET FUND, INC.
SCHEDULE OF INVESTMENTS (continued)
June 30, 2007 (Unaudited)

	Shares	Value
COMMON STOCKS – 97.5% (continued)
Health Care Equipment & Supplies – 0.9%
Medtronic, Inc.	3,200	$165,952
Hotels – 0.7%
Starwood Hotels &
Resorts Worldwide	1,900	127,433
Industrial Equipment – 0.5%
Ceradyne, Inc. (a)	1,200	88,752
Instrumentation – 2.2%
Applied Materials, Inc.	6,000	119,220
Garmin Ltd. (b)	4,000	295,880
		415,100
Insurance – 1.7%
American International
Group, Inc.	2,000	140,060
Chubb Corp.	1,500	81,210
Loews Corp.	2,000	101,960
		323,230
Machinery – 3.9%
Caterpillar, Inc.	3,500	274,050
Kennametal, Inc.	2,200	180,466
Paccar, Inc.	3,300	287,232
		741,748
Media – 1.9%
Comcast Corp. (a)	7,500	209,700
Focus Media Hldg
Ltd – ADR (a)	3,000	151,500
		361,200
Metals & Mining – 2.6%
BHP Billiton Ltd. – ADR	2,000	119,500
Freeport-McMoRan
Copper & Gold, Inc.	2,000	165,640
Nucor Corp.	2,500	146,625
Worthington Industries	3,000	64,950
		496,715
Office Equipment – 4.8%
Apple, Inc. (a)	3,300	402,732
Dell, Inc. (a)	1,000	28,550
EMC Corp. (a)	8,000	144,800
Seagate Technology (b)	8,000	174,160
Western Digital Corp. (a)	5,000	96,750
Xyratex Ltd (a)	3,000	66,690
		913,682
Paper & Forest Products – 0.5%
International Paper Co.	2,500	97,625
Personal & Household Products – 0.7%
Procter & Gamble Co.	2,000	122,380
Real Estate – 0.6%
WP Carey & Co LLC	3,500	110,075
Retail – 3.5%
J.C. Penney Co., Inc.	3,000	217,140
Nordstrom, Inc.	4,500	230,040
Target Corp.	3,500	222,600
		669,780
Semiconductors – 8.8%
Analog Devices, Inc.	2,000	75,280
ASML Holding NV – ADR (a)	3,000	82,350
Atheros Communications, Inc. (a)	9,000	277,560
Cisco Systems, Inc. (a)	9,000	250,650
Intel Corp.	4,000	95,040
Lam Research Corp. (a)	4,000	205,600
MEMC Electronic
Materials, Inc. (a)	5,500	336,160
Texas Instruments, Inc.	9,000	338,670
		1,661,310
Services – 6.1%
Accenture Ltd. – Class A	4,000	171,560
Automatic Data Processing, Inc.	1,200	58,164
eBay, Inc. (a)	1,500	48,270
Google, Inc. (a)	1,000	523,380
Labor Ready, Inc. (a)	3,000	69,330
Valueclick, Inc. (a)	5,000	147,300
Yahoo!, Inc. (a)	5,000	135,650
		1,153,654
Software – 6.1%
Adobe Systems, Inc. (a)	5,000	200,750
Autodesk, Inc. (a)	1,200	56,496
Factset Research Systems, Inc.	2,000	136,700
Microsoft Corp.	10,000	294,700
Oracle Corp. (a)	10,000	197,100

The accompanying notes are an integral part of these financial statements.

THE WALL STREET FUND, INC.
SCHEDULE OF INVESTMENTS (continued)
June 30, 2007 (Unaudited)

	Shares	Value
COMMON STOCKS – 97.5% (continued)
Software – 6.1% (continued)
SAP AG – ADR	4,000	$204,280
VeriSign, Inc. (a)	2,000	63,460
		1,153,486
Specialty Retail – 2.6%
Abercrombie & Fitch
Co. – Class A	2,000	145,960
Coach, Inc. (a)	3,000	142,170
Home Depot, Inc.	5,000	196,750
		484,880
Telecommunications – 6.5%
America Movil
S.A. de C.V. – ADR	10,000	619,300
China Mobile
Hong Kong Ltd. – ADR	5,000	269,500
QUALCOMM, Inc.	8,000	347,120
		1,235,920
Transportation – 3.9%
Burlington Northern
Santa Fe Corp.	2,500	212,850
Cummins, Inc.	2,000	202,420
FedEx Corp.	2,000	221,940
J.B. Hunt Transport
Services, Inc.	3,500	102,620
		739,830
Utilities – 1.4%
Vimpel-Communications – ADR	2,500	263,400
TOTAL COMMON STOCKS
(Cost $12,958,126)		18,453,031
	Principal
	Amount
CORPORATE BONDS – 0.8%
Diversified Financials – 0.8%
General Electric Capital Corp.
5.000%, 12/18/2018	$150,000	143,105
TOTAL CORPORATE BONDS
(Cost $150,000)		143,105
SHORT-TERM INVESTMENTS – 2.0%
First American Government
Obligations Fund, 4.53 (c)	383,588	383,588
TOTAL SHORT-TERM
INVESTMENTS
(Cost $383,588)		383,588
TOTAL INVESTMENTS
(Cost $13,491,714) – 100.3%		18,979,724
Liabilities in Excess of
Other Assets – (0.3)%		(63,418)
TOTAL NET
ASSETS – 100.0%		$18,916,306

Percentages are stated as a percent of net assets.
ADR – American Depository Receipt
(a)	Non Income Producing
(b)	Foreign Domiciled
(c)	Variable Rate Security – The rate shown is the rate in effect as of June 30, 2007

The accompanying notes are an integral part of these financial statements.

THE WALL STREET FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2007 (Unaudited)

ASSETS:
Investments, at value (cost $13,491,714)	$18,979,724
Dividends and interest receivable	19,091
Receivable for investments sold	236,384
Receivable for capital stock sold	1,000
Prepaid expenses	9,060
Total assets	19,245,259

LIABILITIES:
Investment advisory fee payable	7,775
Shareholder servicing fee payable	3,887
Payable for investment
securities purchased	280,897
Accrued expenses and other payables	36,394
Total liabilities	328,953
NET ASSETS	$18,916,306

NET ASSETS CONSIST OF:
Capital stock	$12,772,241
Accumulated net investment loss	(41,727)
Accumulated undistributed net realized
gain on investments	697,782
Net unrealized appreciation
on investments	5,488,010
TOTAL NET ASSETS	$18,916,306

Shares outstanding
(5,000,000 authorized, $1.00 par value)	1,937,485
NET ASSET VALUE PER SHARE	$9.76

THE WALL STREET FUND, INC.
STATEMENT OF OPERATIONS
For the six months ended June 30, 2007 (Unaudited)

INVESTMENT INCOME:
Dividend income (net of $863
foreign tax withheld)	$98,964
Interest income	8,248
Total investment income	107,212

EXPENSES:
Investment advisor fees (Note 4)	44,967
Administration and fund accounting fees	36,432
Shareholder servicing fees (Note 4)	22,484
Transfer agent fees and expenses	12,982
Professional fees	10,761
Federal and state registration fees	7,166
Directors’ fees and expenses	5,496
Custody fees	5,093
Reports to shareholders	2,970
Insurance expense	905
Total expenses	149,256
NET INVESTMENT LOSS	(42,044)

REALIZED AND UNREALIZED
GAIN ON INVESTMENTS:
Net realized gain on
investment transactions	577,777
Change in unrealized appreciation
(depreciation) on investments	1,370,908
Net realized and unrealized
gain on investments	1,948,685
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$1,906,641

The accompanying notes are an integral part of these financial statements.

THE WALL STREET FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six months	Year
	ended	ended
	June 30,	December 31,
	2007	2006
	(Unaudited)
OPERATIONS:
Net investment loss	$(42,044)	$(97,624)
Net realized gain on
investment transactions	577,777	655,172
Change in unrealized
appreciation (depreciation)
on investments	1,370,908	364,659
Net increase in net assets
resulting from operations	1,906,641	922,207

CAPITAL SHARE
TRANSACTIONS:
Proceeds from shares sold	335,535	345,921
Cost of shares redeemed	(677,028)	(1,374,234)
Reinvested distributions	—	177,874
Net decrease in net assets
resulting from capital
share transactions	(341,493)	(850,439)

DISTRIBUTIONS
TO SHAREHOLDERS:
From net realized gains	—	(190,861)

TOTAL
INCREASE (DECREASE)
IN NET ASSETS	1,565,148	(119,093)

NET ASSETS:
Beginning of period	17,351,158	17,470,251
End of period	$18,916,306	$17,351,158

UNDISTRIBUTED NET
INVESTMENT
INCOME (LOSS)	$(41,727)	$317

THE WALL STREET FUND, INC.
NOTES TO FINANCIAL STATEMENTS
June 30, 2007 (Unaudited)

1.  Organization
The Wall Street Fund, Inc.  (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end diversified management investment company.  The principal investment objective of the Fund is growth of capital.  To achieve this objective the Fund normally invests in common stocks which, in the opinion of the investment advisor, offer prospects of sustained growth.

2.  Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates and assumptions.

(a) Investment Valuation– Securities which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded.  Securities traded on the over-the-counter market and listed securities for which there were no transactions are valued at the mean between the closing bid and asked prices.  Debt instruments maturing within 60 days are valued by the amortized cost method.  Restricted securities, private placements, other illiquid securities and other securities for which market value quotations are not readily available are valued at fair value as determined by a designated Pricing Committee, comprised of personnel of the Wall Street Management Corporation (“WSMC” or the “Advisor”), under the supervision of the Board of Directors (the “Board”), in accordance with pricing procedures approved by the Board. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. For each applicable investment that is fair valued, the Pricing Committee considers, to the extent applicable, various factors including, but not limited to, the financial condition of the company or limited partnership, operating results, prices paid in follow-on rounds, comparable companies in the public market, the nature and duration of the restrictions for holding the securities, and other relevant factors. The ability of issuers of debt securities held by the Fund to meet their obligations

The accompanying notes are an integral part of these financial statements.

THE WALL STREET FUND, INC.
NOTES TO FINANCIAL STATEMENTS(continued)
June 30, 2007 (Unaudited)

may be affected by economic and political developments in a specific country or region.

(b) Federal Income and Excise Taxes– The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment company taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income or excise tax provision is recorded.

(c) Distributions to Shareholders– Dividends from net investment income are declared and paid at least annually.  Distributions of net realized capital gains, if any, will be declared and paid at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The Fund may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.  For the year ended December 31, 2006, the Fund increased undistributed net investment income by $97,624 and decreased capital stock by $97,624.

(d) Securities Transactions and Investment Income– Investment transactions are recorded on the trade date for financial statement purposes.  The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Acquisition and market discounts and premiums are amortized over the life of the security.

3.  Investment Transactions
Purchases and sales of securities for the period ended June 30, 2007, excluding short-term investments, aggregated $6,321,127 and $6,934,691 respectively.  There were no purchases or sales of long-term U.S. government securities.

4.   Investment Advisor
The Fund has an investment advisory agreement with Wall Street Management Corporation. The advisory agreement provides for advisory fees at an annual rate of 0.50% of the Fund’s average daily net assets. The present advisory agreement also provides for the Advisor to reimburse the Fund for any expenses (including the advisory fee but excluding taxes, interest and brokerage fees and extraordinary expenses incurred in connection with any matter not in the ordinary course of business of the Fund) over 2.00% of the first $10,000,000, 1.50% of the next $20,000,000 and 1.00% of any balance of the average daily net assets of the Fund.  For the six months ended June 30, 2007, the Advisor received $44,967 in investment advisory fees.

The Fund has a shareholder servicing agreement (a “Servicing Agreement”) with the Advisor pursuant to which the Advisor may compensate certain persons who provide shareholder services, including answering customer inquiries, assisting in processing purchase, exchange and redemption transactions and furnishing Fund communications to shareholders.  For services provided under the Servicing Agreement, the Advisor receives fees from the Fund at an annual rate of 0.25% of the average daily net assets.  For the six months ended June 30, 2007, the Advisor received $22,484 in shareholder servicing fees.

The Advisor also serves as the Fund’s principal underwriter.  Certain of the officers and directors of the Fund are officers and directors of WSMC.

5.  Shares of Common Stock
Transactions in shares of common stock were as follows:

	Six months
	ended	Year ended
	June 30,	December 31,
	2007	2006
Shares Sold	35,779	39,931
Shares Redeemed	(73,790)	(159,258)
Shares Reinvested	—	19,941
Net Decrease	(38,011)	(99,386)
Shares Outstanding:
Beginning of Period	1,975,496	2,074,882
End of Period	1,937,485	1,975,496

6.  Information for Federal Income Tax Purposes
The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. The Fund utilized $280,124 in capital loss carryovers for the year ended December 31, 2006. At December 31, 2006, the Fund had no capital loss carryovers, nor any post-October losses deferred.

As of December 31, 2006, the components of accumulated earnings on a tax basis were as follows:

THE WALL STREET FUND, INC.
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2007 (Unaudited)

Cost of investments	$13,386,550
Gross tax unrealized appreciation	$4,219,082
Gross tax unrealized depreciation	(135,171)
Net tax unrealized appreciation	4,083,911
Undistributed ordinary income	—
Undistributed long-term capital gain	153,513
Total distributable earnings	153,513
Other accumulated losses	—
Total accumulated gains	$4,237,424

The tax basis of investments for tax and financial reporting purposes differs principally due to the deferral of losses on wash sales.

The tax character of distributions paid during the years ended December 31, 2006 and 2005 were as follows:

	2006	2005
Ordinary income	$ —	$—
Long-term capital gains	$190,861	$—

7.  Guarantees and Indemnifications
In the normal course of business, the Fund enters into contracts with the service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

8.  New Accounting Pronouncements
Effective June 29, 2007, the Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes”, a clarification of FASB Statement No. 109, “Accounting for Income Taxes”. FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return.  FIN 48 was applied to all open tax years as of the effective date. The adoption of FIN 48 had no impact on the Fund’s net assets or results of operations.

In September 2006, the FASB issued Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements” (“SFAS 157”).  SFAS 157 defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007.  Management is currently evaluating the impact of adoption of SFAS 157 on the financial statements.

(This Page Intentionally Left Blank.)

THE WALL STREET FUND, INC.
FINANCIAL HIGHLIGHTS
Selected per share data is based on a share of common stock outstanding throughout each period.

	Six months
	ended
	June 30,		Year ended December 31,
	2007		2006	2005	2004
	(Unaudited)
Per Share Data:
Net asset value, beginning of period	$8.78		$8.42	$7.83	$7.30
Income from investment operations:
Net investment loss(1)	(0.02)		(0.05)	(0.05)	(0.04)
Net realized and unrealized gains
(losses) on investments	1.00		0.51	0.64	0.57
Total from investment operations	0.98		0.46	0.59	0.53
Less distributions:
Distributions from net realized gains
from security transactions	—		(0.10)	—	—
Total distributions	—		(0.10)	—	—
Net asset value, end of period	$9.76		$8.78	8.42	$7.83
Total return(2)	11.16	%(4)	5.42%	7.54%	7.26%
Supplemental data and ratios:
Net assets, end of period (000’s)	$18,916		$17,351	$17,470	$17,512
Ratio of operating expenses to average
net assets, before reimbursements	1.66	%(5)	1.71%	1.71%	1.74%
Ratio of operating expenses to average
net assets, net of reimbursement	1.66	%(5)	1.71%	1.71%	1.74%
Ratio of net investment loss to average
net assets, before reimbursements	(0.47	)%(5)	(0.56)%	(0.69)%	(0.60)%
Ratio of net investment loss to average
net assets, net of reimbursement	(0.47	)%(5)	(0.56)%	(0.69)%	(0.60)%
Portfolio turnover rate	35.35	%(4)	94.41%	115.90%	149.32%
__________
(1)	Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(2)	These returns do not include the effect of the Fund’s sales charge, which was discontinued on September 1, 2001.
(3)	These ratios would have been 0.09% lower with the reimbursement of 1998 expenses included therein.
(4)	Not annualized
(5)	Annualized

The accompanying notes are an integral part of these financial statements.

THE WALL STREET FUND, INC.
FINANCIAL HIGHLIGHTS (continued)
Selected per share data is based on a share of common stock outstanding throughout each period.

Year ended December 31,
2003	2002	2001	2000	1999		1998		1997

$4.87	$7.65	$10.09	$12.43	$9.39		$7.34		$7.96

(0.07)	(0.08)	(0.07)	(0.10)	(0.10)		(0.11)		(0.08)

2.50	(2.70)	(2.29)	0.76	5.73		2.39		(0.13)
2.43	(2.78)	(2.36)	0.66	5.63		2.28		(0.21)

—	—	(0.08)	(3.00)	(2.59)		(0.23)		(0.41)
—	—	(0.08)	(3.00)	(2.59)		(0.23)		(0.41)
$7.30	$4.87	$7.65	$10.09	$12.43		$9.39		$7.34
49.90%	(36.34)%	(23.15)%	3.41%	62.88%		31.40%		(2.37)%

$17,368	$11,609	$19,408	$22,576	$22,118		$18,319		$15,577

1.92%	2.08%	1.70%	1.45%	1.92%		1.89%		1.82%

1.85%	1.84%	1.68%	1.45%	1.80	%(3)	1.89	%(3)	1.82%

(1.23)%	(1.52)%	(0.95)%	(0.71)%	(1.23)%		(1.33)%		(0.96)%

(1.16)%	(1.28)%	(0.93)%	(0.71)%	(1.11	)%(3)	(1.33	)%(3)	(0.96)%
94.46%	124.51%	110.24%	92.59%	104.18%		165.84%		121.12%

The accompanying notes are an integral part of these financial statements.

THE WALL STREET FUND, INC.
EXPENSE EXAMPLE
June 30, 2007 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (01/01/07 – 06/30/07).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent.  IRA accounts will be charged a $15.00 annual maintenance fee.  The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses, and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses
			Paid
	Beginning	Ending	During
	Account	Account	Period
	Value	Value	01/01/07 -
	01/01/07	06/30/07	06/30/07*
Actual	$1,000.00	$1,111.60	$8.69
Hypothetical (5% return
before expenses)	1,000.00	1,016.56	8.30

*	Expenses are equal to the Fund’s annualized expense ratio of 1.66% multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

THE WALL STREET FUND, INC.
ALLOCATION OF PORTFOLIO ASSETS
(Calculated as a percentage of net assets)
June 30, 2007 (Unaudited)

ADDITIONAL INFORMATION
June 30, 2007 (Unaudited)

Information about Proxy Voting
Information regarding how the Fund votes proxies relating to portfolio securities is available without charge upon request by calling toll-free at (800) 443-4693 or by accessing the Funds’ website at www.thewallstreetfund.com and the SEC’s website at www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available on the SEC’s website at www.sec.gov or by calling the toll-free number listed above.

Availability of Fund Portfolio Information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov, or by calling the Fund at (800) 443-4693.  The Fund’s Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  For information on the Public Reference Room, call 1-800-SEC-0330.  In addition, the Fund will make its portfolio holdings information publicly available by posting the information at www.thewallstreetfund.com on a monthly basis.

Investment Advisory Agreement
On February 28, 2007, the Board of Directors of The Wall Street Fund, Inc. approved the continuation of the Fund’s investment advisory agreement with Wall Street Management Corporation (the “Advisor”).  Prior to approving the continuation of the investment advisory agreement, the Board considered:

•	the nature, extent and quality of the services provided by the Advisor;

•	the investment performance of the Fund;

•	the cost of the services to be provided and profits to be realized by the Advisor and its affiliates from its relationship with the Fund;

•	the expense ratio of the Fund; and

•	the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors.

In considering the nature, extent and quality of services provided by the Advisor, the Board considered an oral presentation by the Adviser describing the portfolio management, shareholder communication, and regulatory compliance services provided by the Advisor to the Fund.  The Board concluded that the Advisor was providing essential services to the Fund.

The Board compared the performance of the Fund to benchmark indices over various time periods and concluded that the performance of the Fund warranted the continuation of the investment advisory agreement.  The Directors noted that, in addition to the absolute and relative performance of the Fund, the Fund adhered to its investment style.

In concluding that the advisory fees payable by the Fund were reasonable, the Directors reviewed the cost of services provided, and the profits realized, by the Advisor, from its relationship with the Fund and concluded that such profits were reasonable and not excessive.  As part of its analysis, the Board considered the value of the research the Advisor received from broker-dealers executing securities transactions for the Fund.  The Directors also reviewed reports comparing the expense ratio and advisory fee paid by the Fund to those paid by other comparable mutual funds.  The Board concluded that the advisory fee paid by the Fund and the expense ratio of the Fund were similar to comparable mutual funds.

The Directors also considered whether the investment advisory agreement fee schedule should be adjusted for an increase in assets under management.  They concluded that breakpoints for the Fund were not warranted at this time given the anticipated growth of the Fund in the next year and other factors considered.

DIRECTORS
Clifton H.W. Maloney
Robert P. Morse, Chairman
Harlan K. Ullman

OFFICERS
Robert P. Morse, President
James L. Farrell, Jr. Ph.D., Executive Vice President
Michael R. Linburn, Vice President & Secretary
Jian H. Wang, Vice President & Treasurer

INVESTMENT ADVISOR &
PRINCIPAL UNDERWRITER
Wall Street Management Corporation
441 Lexington Avenue
New York, New York 10017

CUSTODIAN
U.S. Bank, N.A.
1555 N. RiverCenter Dr., Suite 302
Milwaukee, Wisconsin  53212

ADMINISTRATOR, TRANSFER AGENT,
DIVIDEND PAYING AGENT &
SHAREHOLDER SERVICING AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
P.O. Box 701
Milwaukee, Wisconsin  53201

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
800 Westpoint Parkway
Suite 1100
Westlake, Ohio  44145

THE WALL STREET FUND, INC.
441 Lexington Avenue
New York, New York  10017
(212) 856-8250
(800) 443-4693
http://www.thewallstreetfund.com
e-mail: mrl@thewallstreetfund.com

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Incorporated by reference to the Registrant’s Form N-CSR filed April 29, 2004.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Wall Street Fund, Inc.

By (Signature and Title)  /s/Robert P. Morse
Robert P. Morse, President

Date  August 31, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/Robert P. Morse
Robert P. Morse, President

Date August 31, 2007

By (Signature and Title)  /s/Jian H. Wang
Jian H. Wang, Treasurer

Date  August 31, 2007